PREMISES AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Premises and Equipment
The following table provides a summary of the estimated useful life of the different fixed asset classes as stated in the policy:

Bank Buildings	Up to 40 years
Equipment	to 10 years
Furniture and Fixtures	to 7 years
Software	to 5 years
Automobiles	to 4 years

	December 31, 2017	December 31, 2016
Land	$9,857	$9,959
Building and improvements	45,525	44,240
Furniture, fixtures and equipment	12,845	14,188
Automobiles	247	368
	68,474	68,755
Less: accumulated depreciation	24,656	23,945
	$43,818	$44,810